Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	$ 1,945
Balance at end of year	1,969	$ 1,945
Contract-based [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	116	116
Foreign currency translation adjustments	0
Balance at end of year	116	116
Brand name [member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	26	25
Foreign currency translation adjustments	0	1
Balance at end of year	26	26
Indefinite Life Intangible Assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	142	141
Foreign currency translation adjustments	0	1
Balance at end of year	$ 142	$ 142